Commitments and Contingencies	6 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21. Commitments and Contingencies

(1) Operating lease commitments

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi and Shenzhen in the PRC. As of September 30, 2023, the Group had no obligation under long-term financing lease requiring minimum rentals. As of September 30, 2023, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the six months ended September 30, 2023 were $95,456 and were recorded in general and administrative expense on the consolidated statements of operations.

As of September 30, 2023, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

October 2023 to September 2024	$109,704
Total	$109,704